PGIM Muni High Income Fund
Schedule of Investments as of January 31, 2021 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 99.4%
Municipal Bonds
Alabama 0.1%
Jefferson Cnty. Sewer Rev.,
Sr. Lien, Warrants, Ser. A, AGM, Rfdg.	5.000%	10/01/44	500	$561,590
Sr. Lien, Warrants, Ser. A, AGM, Rfdg.	5.250	10/01/48	500	562,350
				1,123,940
Alaska 2.1%
Alaska Indl. Dev. & Export Auth. Rev., Tanana Chiefs Conference Proj., Ser. A	4.000	10/01/49	4,040	4,703,893
Valdez Rev.,
Exxon Pipeline Co. Proj., Rfdg., FRDD (Mandatory put date 02/01/21)	0.010(cc)	10/01/25	7,800	7,800,000
ExxonMobil Proj., Rfdg., FRDD (Mandatory put date 02/01/21)	0.010(cc)	12/01/29	7,460	7,460,000
				19,963,893
Arizona 4.2%
Arizona Indl. Dev. Auth. Rev.,
Basis Schs. Proj., Ser. A, Rfdg., 144A	5.375	07/01/50	1,000	1,104,500
Cadence Campus Proj., Ser. A, 144A	4.000	07/15/50	1,600	1,635,920
Pinecrest Academy-Horizon Inspirada & St. Rose Campus, Ser. A, 144A	5.750	07/15/48	1,500	1,655,970

Glendale Indl. Dev. Auth. Rev., Royal Oaks Inspirata Pointe Proj., Ser. A	5.000	05/15/56	1,500	1,687,905
Maricopa Cnty. Indl. Dev. Auth. Rev.,
Horizon Cmnty. Learning Ctr., Rfdg.	5.000	07/01/35	2,000	2,133,340
Reid Traditional Schs. Projs.	5.000	07/01/47	1,000	1,116,780
Phoenix City Indl. Dev. Auth. Rev.,
Basis Schs. Projs., Rfdg., 144A	5.000	07/01/45	1,000	1,077,890
Basis Schs. Projs., Ser. A, Rfdg., 144A	5.000	07/01/46	1,000	1,076,410
Great Hearts Academies Proj.	5.000	07/01/44	2,250	2,459,812

Pima Cnty. Indl. Dev. Auth. Rev., Tucson Elec. Pwr. Co. Proj., Rfdg.	4.000	09/01/29	3,000	3,222,810
Salt Verde Fin. Corp. Gas Rev.,
Sr. Bonds	5.000	12/01/32	4,890	6,604,189
Sr. Bonds	5.000	12/01/37	10,120	14,708,510
Tempe Indl. Dev. Auth. Rev.,
Friendship Vlg.	5.000	12/01/50	1,045	1,070,874
Friendship Vlg., Ser. A, Rfdg.	6.250	12/01/42	1,000	1,014,750
				40,569,660

PGIM Muni High Income Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
California 8.4%
ABAG Fin. Auth. for Nonprofit Corp. Rev., Episcopal Sr. Cmnty., Rfdg.	6.125%	07/01/41	775	$790,980
California Cnty. Tob. Secur. Agcy. Rev.,
Sr. Ser. A, Rfdg.	4.000	06/01/49	1,000	1,174,460
Sub., Ser. B-1, Rfdg.	5.000	06/01/49	2,000	2,506,140
Sub., Ser. B-2, CABS, Rfdg.	3.507(t)	06/01/55	3,000	579,270
California Mun. Fin. Auth. Rev.,
Chevron USA Recovery Zone BDS, Ser. A, FRDD (Mandatory put date 02/01/21)	0.010(cc)	11/01/35	1,960	1,960,000
ExxonMobil Corp. Proj., Rfdg., FRDD (Mandatory put date 02/01/21)	0.010(cc)	12/01/29	5,080	5,080,000
River Chrt. Schs., Ser. A, 144A	5.500	06/01/48	750	806,183
Ser. A, 144A(hh)	5.000	12/01/54	500	547,600
Sr. Lien, LINXS APM Proj., Ser. A, AMT	5.000	12/31/43	2,000	2,400,000

California Poll. Ctrl. Fing. Auth. Rev., Green Bond, Calplant I Proj., AMT, 144A	8.000	07/01/39(d)	2,750	1,771,998
California St. Pub. Wks. Brd. Lease Rev., Judicial Council Proj., Ser. D	5.000	12/01/31	1,000	1,039,890
California St. Sch. Fin. Auth. Chrt. Sch. Rev.,
Alliance Clg.-Ready Pub. Schs., Ser. A, 144A	5.000	07/01/45	750	867,308
Kipp LA Proj., Ser. A, 144A	5.000	07/01/45	650	752,596
Kipp LA Proj., Ser. A, 144A	5.000	07/01/47	820	986,624
California Statewide Cmntys. Dev. Auth. Rev.,
899 Charleston Proj., Ser. A, Rfdg., 144A	5.250	11/01/44	750	780,720
CHF Irvine LLC, Rfdg.	5.000	05/15/29	1,405	1,606,870
CHF Irvine LLC, Rfdg.	5.000	05/15/40	1,030	1,133,082
Loma Linda Univ. Med. Ctr., Ser. A, 144A	5.250	12/01/43	4,475	5,351,518
Loma Linda Univ. Med. Ctr., Ser. A, 144A	5.250	12/01/56	3,500	4,004,525
Loma Linda Univ. Med. Ctr., Ser. A, 144A	5.500	12/01/58	1,500	1,795,935
Loma Linda Univ. Med. Ctr., Ser. A, Rfdg.	5.250	12/01/44	2,500	2,787,675
Golden St. Tob. Secur. Corp., Tob. Settlement Rev.,
Asset Bkd., 1st Sub., Ser. B, CABS, Rfdg.	(87.000)(t)	06/01/47	10,100	2,248,361
Asset Bkd., Sr., Ser. A-2, CABS, Rfdg.	5.300(cc)	06/01/37	5,000	5,231,600
Ser. A-1, Rfdg.	5.000	06/01/47	5,235	5,445,238
Ser. A-1, Rfdg.	5.250	06/01/47	5,150	5,375,364
Ser. A-2, Rfdg.	5.000	06/01/47	1,500	1,560,240

Inland Valley Dev. Agcy. Tax Alloc., Ser. A, Rfdg.	5.000	09/01/44	1,000	1,121,040
Irvine Unified Sch. Dist. Spl. Tax, Ser. A	4.000	09/01/44	1,000	1,101,770
Lincoln Pub. Fing. Auth. Spl. Assmt., Twelve Bridges, Sub., Ser. B, Rfdg.	6.000	09/02/27	972	1,003,658

PGIM Muni High Income Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
California (cont’d.)
Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev.,
Ser. A	5.000%	11/15/35	3,800	$5,403,790
Ser. A	5.500	11/15/37	685	1,040,940
M-S-R Energy Auth. Calif. Rev.,
Ser. A	6.500	11/01/39	2,060	3,465,002
Ser. A	7.000	11/01/34	1,650	2,609,574

Port of Oakland Rev., Ser. O, AMT, Rfdg.	5.125	05/01/31	1,000	1,011,930
Riverside Cnty. Pub. Fing. Auth. Rev., Capital Facs. Proj.	5.250	11/01/45	1,000	1,196,960
San Buenaventura Rev.,
Cmnty. Mem. Hlth. Sys.	7.500	12/01/41	1,000	1,051,400
Cmnty. Mem. Hlth. Sys.	8.000	12/01/26	500	531,840
San Francisco City & Cnty. Arpt. Comm. Rev.,
Second Ser. C, AMT, Rfdg. (Pre-refunded 05/01/21)(ee)	5.000	05/01/25	5	5,059
Second Ser. C, AMT, Unrefunded, Rfdg.	5.000	05/01/25	995	1,006,671

Santa Margarita Wtr. Dist. Spl. Tax Cmty. Facs., Vlg. of Sendero, Ser. 2013-1	5.625	09/01/36	645	707,223
Southern California Tob. Secur. Auth. Rev., San Diego Co. Tob., CABS, Rfdg.	3.548(t)	06/01/54	3,000	564,780
				80,405,814
Colorado 3.1%
City & Cnty. of Denver Arpt. Sys. Rev., Sub. Sys., Ser. A, AMT, Rfdg.	4.000	12/01/48	2,000	2,240,420
Colorado Edl. & Cultural Facs. Auth. Rev.,
Impt., Chrt. Sch. Skyview Academy Proj., Rfdg., 144A	5.375	07/01/44	1,350	1,410,615
Impt., Chrt. Sch. Univ. LA, Rfdg.	5.000	12/15/45	1,000	1,116,170
Lighthouse Bldg. Corp., Rfdg.	5.000	11/01/44	885	972,473
Windsor Chrt. Sch., Rfdg.	5.000	09/01/46	1,390	1,418,523
Colorado Hlth. Facs. Auth. Rev.,
Commonspirit Hlth., Ser. A, Rfdg.	4.000	08/01/49	5,000	5,643,100
Covenant Living Cmntys., Ser. A, Rfdg.	4.000	12/01/50	2,000	2,188,720
Covenant Retirement Cmntys., Rfdg.	5.000	12/01/35	1,250	1,417,062
Vail Valley Med. Ctr. Proj.	4.000	01/15/45	2,500	2,720,650

Park Creek Met. Dist. Ltd. Ppty. Tax Alloc. Rev., Sr. Lmt. Prop. TA., Rfdg.	5.000	12/01/45	1,500	1,728,555
Plaza Co. Met. Dist. 1 Tax Alloc., Rfdg., 144A	5.000	12/01/40	1,000	1,018,810

PGIM Muni High Income Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Colorado (cont’d.)

Pub. Auth. Energy Nat. Gas Pur. Rev., Nat. Gas Util. Imps.	6.500%	11/15/38	4,045	$6,460,432
Sterling Ranch Cmnty. Auth. Brd. Rev., Ser. A, Rfdg.	4.250	12/01/50	1,000	1,097,030
				29,432,560
Connecticut 0.2%
Harbor Point Infrastructure Impt. Dist. Spl. Assmt., Harbor Point Proj., Rfdg., 144A	5.000	04/01/39	2,000	2,226,540
Delaware 0.2%
Delaware St. Econ. Dev. Auth. Rev., Newark Chrt. Sch., Inc., Ser. A, Rfdg.	5.000	09/01/46	500	561,335
Delaware St. Hlth. Facs. Auth. Rev., Nanticoke Mem. Hosp., Rfdg. (Pre-refunded 07/01/23)(ee)	5.000	07/01/32	1,375	1,536,232
				2,097,567
District of Columbia 1.9%
Dist. of Columbia, Rev.,
Dist. of Columbia Intl., Oblig. Grp.	5.000	07/01/54	1,000	1,158,650
Friendship Pub. Chrt. Sch.	5.000	06/01/42	3,500	3,707,550
Gallaudet Univ.	5.500	04/01/34	400	403,332
Kipp Chrt. Sch., Rfdg. (Pre-refunded 07/01/23)(ee)	6.000	07/01/43	850	969,875
Kipp Chrt. Sch., Rfdg. (Pre-refunded 07/01/23)(ee)	6.000	07/01/48	725	827,247
Kipp DC Iss., Ser. A, Rfdg.	5.000	07/01/37	1,250	1,465,113
Kipp DC Proj.	4.000	07/01/49	1,000	1,095,990
Rfdg.	5.000	06/01/55	1,500	1,719,315
Rocketship DC, Oblig. Grp., Ser. A, 144A	5.000	06/01/49	2,000	2,159,820
Metropolitan Washington D.C. Arpt. Auth. Sys. Rev.,
Dulles Toll Rd., Ser. A, Rfdg.	5.000	10/01/53	2,500	2,595,200
Dulles Toll Rd., Sub., Ser. B, Rfdg.	4.000	10/01/49	2,000	2,273,280
				18,375,372
Florida 9.2%
Broward Cnty. Port Facs. Rev., Sr. Bond, Ser. B, AMT	4.000	09/01/49	2,000	2,293,880
Broward Cnty. Sys. Arpt. Rev.,
Ser. A, AMT	4.000	10/01/49	1,500	1,712,385
Ser. A, AMT, (Pre-refunded 10/01/23)(ee)	5.250	10/01/43	1,500	1,695,480

PGIM Muni High Income Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Florida (cont’d.)
Capital Tr. Agcy. Rev.,
Air Cargo, Aero Miami FX LLC, Sr. Lien, Ser. A, Rfdg.	5.350%	07/01/29	1,660	$1,665,511
Wonderful Fndtn. Chrt. Sch. Port., Ser. A-1, 144A	5.000	01/01/55	3,000	3,118,560

Citizens Ppty. Ins. Corp. Rev., Sr. Sec’d., Ser. A-1	5.000	06/01/22	1,000	1,061,340
Cityplace CDD Spl. Assmt., Rfdg.	5.000	05/01/26	1,000	1,140,850
Davie Edl. Facs. Rev.,
Nova Southeastern Univ. Proj., Ser. A, (Pre-refunded 04/01/23)(ee)	5.625	04/01/43	500	559,460
Nova Southeastern Univ. Proj., Ser. A, (Pre-refunded 04/01/23)(ee)	6.000	04/01/42	1,000	1,127,030
Florida Dev. Fin. Corp. Rev.,
Bay Area Chrt. Fndtn., Ser. A (Pre-refunded 12/15/21)(ee)	7.750	06/15/42	2,000	2,133,160
Green Bond Brightline Passenger Rail, Ser. B, Rmkt., AMT, 144A	7.375	01/01/49	2,000	1,939,400
Mater Academy Proj., Ser. A	5.000	06/15/55	1,000	1,130,780
Renaissance Chrt. Sch., Rfdg., 144A	5.000	09/15/50	2,000	2,149,820
River City Science Academy Proj., Ser. A(hh)	4.000	07/01/55	500	536,970
Virgin Trains USA Pass, Ser. A, AMT, Rfdg. (Mandatory put date 01/01/29), 144A	6.500(cc)	01/01/49	4,210	4,045,936

Florida Higher Edl. Facs. Finl. Auth. Rev., Ringling Clg. Proj.	5.000	03/01/42	4,510	5,025,358
Greater Orlando Aviation Auth. Rev.,
Priority Sub. Ser. A, AMT	4.000	10/01/52	3,350	3,709,723
Priority Sub. Ser. A, AMT	5.000	10/01/52	2,000	2,354,180
Spl. Purp. - JetBlue Airways Corp. Proj., Rfdg.	5.000	11/15/36	4,700	4,969,827

Hillsborough Cnty. Indl. Dev. Auth. Rev., Tampa Gen. Hosp. Proj., Ser. A	4.000	08/01/50	2,500	2,882,950
Indigo Cmnty. Dev. Dist., Spl. Assmt.^	5.750	05/01/36(d)	820	483,800
Jacksonville, Rev., Brooks Rehabitation Proj., Rfdg.	4.000	11/01/45	1,000	1,159,530
Lakewood Ranch Stewardship Dist. Spl. Assmt.,
Lakewood Centre North Proj.	4.875	05/01/45	1,000	1,059,290
Lakewood Nat’l. & Polo Run Projs.	4.625	05/01/27	500	544,730
Lakewood Nat’l. & Polo Run Projs.	5.375	05/01/47	1,000	1,110,990
N E Sector Proj., Phase 1B	5.450	05/01/48	1,000	1,145,990
N E Sector Proj., Phase 2B, Rfdg., 144A	4.000	05/01/50	750	782,932
Stewardship Dist., Azario Proj.	4.000	05/01/50	1,000	1,043,910
Vlg. Lakewood Ranch S. Proj.	4.250	05/01/26	250	261,042

PGIM Muni High Income Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Florida (cont’d.)
Lakewood Ranch Stewardship Dist. Spl. Assmt., (cont’d.)
Vlg. Lakewood Ranch S. Proj.	5.125%	05/01/46	1,300	$1,380,522

Midtown Miami Cmnty. Dev. Dist. Spl. Assmt., Pkg. Garage Proj., Ser. A, Rfdg.	5.000	05/01/37	1,980	2,053,894
North Sumter Cnty. Util. Dependent Dist. Rev., Solid Wste.	5.000	10/01/42	2,000	2,150,680
Orange Cnty. Hlth. Facs. Auth. Rev., Orlando Hlth. Oblig. Grp., Ser. A	4.000	10/01/49	3,450	3,947,352
Osceola Cnty. Transn. Rev.,
Ser. A-1, Rfdg.	4.000	10/01/54	1,500	1,690,080
Ser. A-2, CABS, Rfdg.	2.907(t)	10/01/54	1,000	314,420
Palm Beach Cnty. Hlth. Facs. Auth. Rev.,
BRRH Corp. Oblig. Grp., Rfdg. (Pre-refunded 12/01/24)(ee)	5.000	12/01/31	500	591,715
Sinai Residences Boca Raton Proj., Ser. A, Rfdg.	7.500	06/01/49	1,000	1,080,670

Sarasota Cnty. Pub. Hosp. Dist. Rev., Sarasota Mem. Hosp.	4.000	07/01/48	5,000	5,726,900
South Miami Hlth. Facs. Auth. Rev., Baptist Hlth. South Florida, Rfdg.	5.000	08/15/47	1,000	1,221,840
Tallahassee Hlth. Facs. Mem. Rev., Ser. A	5.000	12/01/55	1,430	1,627,454
Village CDD No. 7, Fla. Spl. Assmt., Rfdg.	4.000	05/01/36	1,830	1,915,497
Village CDD No. 9,
Fla. Spl. Assmt.	7.000	05/01/41	690	696,293
Fla. Spl. Assmt., Rfdg.	5.500	05/01/42	1,960	2,013,234
Village CDD No.10,
Fla. Spl. Assmt.	5.125	05/01/43	1,060	1,106,068
Fla. Spl. Assmt.	6.000	05/01/44	800	860,576

Village CDD No.11, Fla. Spl. Assmt.	4.500	05/01/45	1,340	1,399,898
Village CDD No.12, Fla. Spl. Assmt., 144A	4.250	05/01/43	2,810	3,105,893
Village CDD No.13,
Fla. Spl. Assmt.	3.550	05/01/39	500	534,200
Fla. Spl. Assmt.	3.700	05/01/50	1,000	1,055,440
Fla. Spl. Assmt., 144A	3.500	05/01/51	1,210	1,249,906
				88,567,346

PGIM Muni High Income Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Georgia 0.7%
Burke Cnty. Dev. Auth. Rev., Oglethorpe Pwr. Corp.-Vogtle Proj., Ser. D, Rfdg.	4.125%	11/01/45	2,000	$2,226,420
Clayton Cnty. Dev. Auth. Spl. Facs. Rev., Delta Air Lines, Ser. A, Rfdg.	8.750	06/01/29	1,867	1,876,856
Priv. Clgs. & Univs. Auth. Rev., Savannah Clg. Art & Design Proj.	5.000	04/01/44	1,500	1,666,755
Rockdale Cnty. Dev. Auth. Rev., Pratt Paper LLC Proj., AMT, Rfdg., 144A	4.000	01/01/38	1,000	1,079,580
				6,849,611
Guam 0.1%
Guam Govt. Wtrwks. Auth. Rev., Ser. A	5.000	01/01/50	1,000	1,209,300
Hawaii 0.3%
Hawaii St. Dept. Budget & Fin. Rev., Spl. Purp., Hawaii Pacific Hlth. Oblig., Ser. A, Rfdg.	5.500	07/01/43	2,500	2,821,375
Illinois 14.1%
Chicago Brd. of Edu.,
GO, Ser. A(hh)	5.000	12/01/41	1,000	1,245,740
GO, Ser. A	5.500	12/01/39	635	653,898
GO, Ser. A, 144A	7.000	12/01/46	1,500	1,951,110
GO, Ser. A, Rfdg.	4.000	12/01/27	500	588,080
GO, Ser. A, Rfdg.	5.000	12/01/35	500	606,635
GO, Ser. A, Rfdg.	7.000	12/01/44	3,390	4,133,664
GO, Ser. C	5.250	12/01/35	1,015	1,135,288
GO, Ser. D	5.000	12/01/46	2,470	2,933,940
GO, Ser. G, Rfdg.	5.000	12/01/34	2,155	2,574,794
GO, Ser. H	5.000	12/01/46	2,390	2,786,047

Chicago Brd. of Edu., Rev., Spl. Tax	6.000	04/01/46	1,500	1,793,310
Chicago O’Hare Int’l. Arpt. Rev.,
Gen., Sr. Lien, Ser. B, AGM, Rfdg.	4.000	01/01/53	3,005	3,468,521
Gen., Sr. Lien, Ser. C, AMT, Rfdg.	5.375	01/01/39	1,500	1,630,875
Ser. C, AMT, Rfdg.	4.375	01/01/40	2,000	2,226,260
Trips Oblig. Grp., AMT	5.000	07/01/48	1,000	1,156,040
Chicago Transit Auth. Rev.,
Second Lien	5.000	12/01/46	5,000	5,829,500
Ser. A, Rfdg.	4.000	12/01/50	1,000	1,145,760

PGIM Muni High Income Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Illinois (cont’d.)

Chicago Wstwtr. Transmn. Rev., Second Lien, Ser. C, Rmkt., Rfdg.	5.000%	01/01/39	3,355	$3,846,575
Chicago, IL,
GO, Ser. 2003 B, Rmkt., Rfdg.	5.000	01/01/23	750	800,273
GO, Ser. 2005 D, Rmkt., Rfdg.	5.500	01/01/37	6,520	7,389,116
GO, Ser. 2007 E, Rmkt., Rfdg.	5.500	01/01/35	3,000	3,408,480
GO, Ser. A	5.500	01/01/39	1,865	2,090,516
GO, Ser. A, Rfdg.	5.000	01/01/27	1,525	1,789,237
GO, Ser. A, Rfdg.	5.000	01/01/31	1,500	1,846,635
GO, Ser. A, Rfdg.	5.000	01/01/34	3,650	3,976,711
GO, Ser. A, Rfdg.	5.500	01/01/49	3,000	3,573,060
GO, Ser. A, Rfdg.	6.000	01/01/38	2,500	3,019,200
GO, Ser. C, Rfdg.	5.000	01/01/26	1,000	1,147,650
GO, Ser. C, Rfdg.	5.000	01/01/38	2,500	2,820,100

Illinois Edl. Facs. Auth. Rev., Field Museum of Natural History, Rmkt.	4.450	11/01/36	1,075	1,238,636
Illinois Fin. Auth. Rev.,
Impt., Chicago Intl., Rfdg.	5.000	12/01/47	1,000	1,127,370
Navistar Intl. Corp. Proj., Rfdg. (Mandatory put date 08/01/30), 144A	4.750(cc)	10/15/40	1,500	1,617,255
Northshore Univ. Hlth. Sys., Ser. A, Rfdg.	4.000	08/15/41	1,000	1,210,670
Presence Hlth. Netw., Ser. C, Rfdg. (Pre-refunded 02/15/27)(ee)	4.000	02/15/41	10	12,159
Presence Hlth. Netw., Ser. C, Rfdg. (Pre-refunded 02/15/27)(ee)	4.000	02/15/41	265	322,219
Presence Hlth. Netw., Ser. C, Unrefunded, Rfdg.	4.000	02/15/41	5,725	6,462,666
Illinois St.,
GO	4.000	06/01/36	3,000	3,254,790
GO	5.000	04/01/31	2,000	2,231,780
GO	5.000	01/01/32	1,335	1,538,721
GO	5.000	05/01/33	950	1,060,836
GO	5.000	03/01/36	1,800	1,876,680
GO	5.000	05/01/36	2,000	2,227,840
GO	5.000	02/01/39	2,215	2,443,123
GO	5.000	05/01/39	2,000	2,207,380
GO	5.250	07/01/31	1,000	1,097,830
GO	5.500	05/01/30	1,500	1,933,845
GO	5.500	05/01/39	2,500	3,160,500
GO, Rebuild Illinois Prog., Ser. B	4.000	11/01/35	2,000	2,258,260
GO, Rfdg.	5.000	08/01/25	1,000	1,065,560
GO, Ser. A	5.000	01/01/33	2,000	2,075,860
GO, Ser. A	5.000	01/01/34	1,600	1,659,824

PGIM Muni High Income Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Illinois (cont’d.)
Illinois St., (cont’d.)
GO, Ser. A	5.000%	12/01/39	2,500	$2,921,825
GO, Ser. A, Rfdg.	5.000	10/01/28	1,250	1,545,963
GO, Ser. C	5.000	11/01/29	2,800	3,310,188
GO, Ser. D	5.000	11/01/26	1,500	1,769,025
GO, Ser. D	5.000	11/01/27	950	1,137,634
Regl. Transn. Auth. Rev.,
Ser. A	4.000	06/01/38	4,015	4,517,317
Ser. A	4.000	06/01/39	3,015	3,382,679

Sales Tax Securitization Corp. Rev., Second Lien, Ser. A, Rfdg.	4.000	01/01/38	1,000	1,163,130
Springfield Elec. Rev., Sr. Lien, Rfdg., AGM	4.000	03/01/40	1,500	1,652,610
				135,051,190
Indiana 0.4%
Valparaiso Rev.,
Pratt Paper LLC Proj., AMT	5.875	01/01/24	600	633,222
Pratt Paper LLC Proj., AMT	7.000	01/01/44	1,500	1,638,030

Vigo Cnty. Hosp. Auth. Rev., Union Hosp., Inc., Rfdg. (Pre-refunded 09/01/21)(ee)	7.750	09/01/31	1,500	1,566,630
				3,837,882
Iowa 0.1%
Iowa St. Fin. Auth. Rev.,
Lifespace Cmntys., Inc.	2.875	05/15/49	750	751,417
Midwstrn. Disaster Area, Iowa Fertilizer Co. Proj., Rfdg.	3.125	12/01/22	335	345,439
				1,096,856
Kansas 0.1%
Wyandotte Cnty.-Kansas City Unified Govt. Rev., Legends Apts. Garage & West Lawn Proj.	4.500	06/01/40	900	922,158
Kentucky 0.4%
Kentucky Econ. Dev. Fin. Auth. Hosp. Facs. Rev., Baptist Healthcare Sys., Ser. B	5.000	08/15/46	3,500	4,220,790

PGIM Muni High Income Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Louisiana 0.6%
Jefferson Parish Econ. Dev. & Port Dist. Rev., Kenner Discovery Hlth. Sciences Academy Proj., Ser. A, 144A	5.625%	06/15/48	2,000	$2,198,860
Louisiana Pub. Facs. Auth. Rev., Ochsner Clinic Fndtn. Proj., Rfdg.	5.000	05/15/47	1,000	1,157,180
New Orleans Sewerage Serv. Rev., Rfdg.	5.000	06/01/44	1,000	1,125,320
Parish of St. James, Rev., Nustar Logistics LP Proj., Ser. 2010, Rmkt., 144A	6.350	07/01/40	1,000	1,256,490
				5,737,850
Maine 0.2%
Maine St. Hlth. & Higher Edl. Facs. Auth. Rev., Maine Gen. Med. Ctr. (Pre-refunded 07/01/21)(ee)	7.500	07/01/32	2,000	2,065,620
Maryland 0.4%
Frederick Cnty. Spl. Oblig. Tax, Sub. Ser. C	4.000	07/01/50	1,000	1,103,230
Howard Cnty. Tax Alloc., Annapolis Junction Twn. Ctr. Proj.	6.100	02/15/44	1,420	1,425,495
Maryland Econ. Dev. Corp., Poll. Ctrl. Rev., Transn. Facs. Proj., Ser. A, Rfdg.	5.000	06/01/35	1,000	1,144,070
				3,672,795
Michigan 0.8%
Michigan Fin. Auth. Rev.,
Great Lakes Wtr. Auth., Sr. Lien, Ser. C-1, (Pre-refunded 07/01/22)(ee)	5.000	07/01/44	1,000	1,068,890
Sr. Ser. A, Class 1, Rfdg.	4.000	06/01/49	2,000	2,314,160
Sr. Ser. B-1, Class 2, Rfdg.	5.000	06/01/49	500	616,445
Sr. Ser. B-2, Class 2, CABS, Rfdg.	3.648(t)	06/01/65	2,000	257,620

Michigan St. Bldg. Auth. Rev., Facs. Prog., Ser. I-A, Rfdg. (Pre-refunded 10/15/21)(ee)	5.375	10/15/41	750	777,743
Summit Academy Rev., Rfdg.	6.250	11/01/25	1,185	1,187,737
Wayne Cnty. Arpt. Auth. Rev., Detroit Met. Arpt., Ser. D, AMT, Rfdg.	5.000	12/01/28	1,500	1,621,785
				7,844,380

PGIM Muni High Income Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Minnesota 0.9%
Hugo Rev., Chrt. Sch. Lease, Noble Academy Proj., Ser. A	5.000%	07/01/44	1,250	$1,279,938
Rochester Rev., Mayo Clinic	4.000	11/15/48	3,000	3,468,240
St. Cloud Rev., Centracare Hlth., Ser. A, Rfdg.	4.000	05/01/37	1,250	1,393,475
St. Paul Hsg. & Redev. Auth. Hosp. Rev., Hlth. East Care Sys. Proj., Rfdg. (Pre-refunded 11/15/25)(ee)	5.000	11/15/44	1,000	1,222,450
St. Paul Port Auth. Sol. Wste. Disp. Rev., Gerdau St. Paul Steel Mill Proj., Ser. 7, 144A	4.500	10/01/37	1,000	1,024,940
				8,389,043
Missouri 2.3%
Kansas City Indl. Dev. Auth. Rev. , Kansas City Intl. Arpt., Ser. A, AMT	4.000	03/01/45	2,500	2,835,800
Lees Summit, Tax Alloc., Impt., Summit Fair Proj., Rfdg., 144A	4.875	11/01/37	2,000	1,891,400
Missouri St. Hlth. & Edl. Facs. Auth. Rev.,
BJC Hlth. Sys., Ser. A	4.000	01/01/45	2,010	2,222,035
Lutheran Sr. Svcs.	6.000	02/01/41	1,000	1,003,770
Lutheran Sr. Svcs., Rfdg.	4.000	02/01/42	1,115	1,192,437
Lutheran Sr. Svcs., Rfdg.	4.000	02/01/48	2,000	2,124,040
Lutheran Sr. Svcs., Rfdg.	5.000	02/01/44	4,000	4,258,720

Poplar Bluff Regl. Transn. Dev. Dist. Rev., Transn. Sales Tax	4.750	12/01/42	2,100	2,168,439
St. Louis Cnty. Indl. Dev. Auth. Rev.,
Friendship Vlg. St. Louis Oblig. Grp., Ser. A	5.250	09/01/53	2,000	2,232,160
Friendship Vlg. Sunset Hills, Ser. A	5.875	09/01/43	1,000	1,079,350
St. Andrews Res. Srs. Oblig., Ser. A, Rfdg.	5.125	12/01/45	1,000	1,020,320
				22,028,471
Nevada 0.3%
Clark Cnty. Impt. Dist. Spl. Assmt., Dist. No. 142, Mountains Edge Loc. Impvt., Rfdg.	4.000	08/01/23	1,065	1,117,387
Sparks Rev., Sales Tax, Sr. Ser. A, Rfdg., 144A	2.750	06/15/28	1,000	989,990
Tahoe-Douglas Visitors Auth. Rev.,	5.000	07/01/45	1,000	1,158,570
				3,265,947

PGIM Muni High Income Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
New Hampshire 0.2%
New Hampshire Bus. Fin. Auth. Rev.,
Green Bond, Ser. B, AMT, Rfdg. (Mandatory put date 07/02/40), 144A	3.750%(cc)	07/01/45	1,000	$1,035,410
Springpoint Sr. Living, Rfdg.(hh)	4.000	01/01/51	1,000	1,097,220
				2,132,630
New Jersey 8.6%
New Jersey Econ. Dev. Auth. Rev.,
Continental Airlines, Inc., Proj., Spec. Facs.	5.250	09/15/29	5,000	5,306,400
Continental Airlines, Inc., United Airlines, Inc. Proj.	5.125	09/15/23	3,860	4,084,536
Continental Airlines, Inc., United Airlines, Inc. Proj., Ser. A, AMT	5.625	11/15/30	2,275	2,536,693
Goethals Bridge, AMT	5.375	01/01/43	1,390	1,519,062
N. Star Academy Chrt. Sch. Newark	5.000	07/15/47	1,000	1,126,680
NJ Transit Trans. Proj.	4.000	11/01/44	1,000	1,130,430
NJ Transit Trans. Proj.	5.000	11/01/44	2,000	2,457,280
Port Newark Container, AMT, Rfdg.	5.000	10/01/47	2,500	2,887,775
Sch. Facs. Construction	4.000	06/15/49	3,000	3,393,570
Ser. AAA	5.000	06/15/41	2,020	2,380,732
Ser. BBB, Rfdg.	5.500	06/15/30	1,500	1,870,590
Ser. DDD	5.000	06/15/42	1,000	1,184,880
Ser. WW, (Pre-refunded 06/15/25)(ee)	5.250	06/15/40	65	79,071
Ser. WW, Unrefunded	5.250	06/15/40	1,185	1,367,158
St. Gov’t. Bldgs. Proj., Ser. C	5.000	06/15/47	2,000	2,357,320
St. House Proj., Ser. B, Rmkt.	5.000	06/15/43	1,000	1,210,750
Team Academy Chrt. Sch. Proj.	6.000	10/01/43	1,700	1,885,895
Umm Energy Partners, Ser. A, AMT	5.000	06/15/37	1,500	1,572,060
Umm Energy Partners, Ser. A, AMT	5.125	06/15/43	1,100	1,152,107
United Airlines, Inc. Proj., Rmkt.	5.500	06/01/33	2,000	2,162,460

New Jersey Healthcare Facs. Fing. Auth. Rev., RWJ Barnabas Healthcare Sys. Oblig., Ser. A, Rfdg.	5.000	07/01/43	1,500	1,806,735
New Jersey St. Transn. Tr. Fd. Sys. Auth. Rev.,
Ser. AA	4.000	06/15/50	5,000	5,728,600
Trans. Sys., Rfdg.	4.000	12/15/39	500	576,530
Trans. Sys., Rfdg.	5.000	12/15/39	500	622,465
Trans. Sys., Ser. A, Rfdg.	5.000	12/15/36	1,250	1,540,225
Trans. Sys., Ser. AA	5.000	06/15/45	1,200	1,364,472
Trans. Sys., Ser. AA	5.000	06/15/46	1,940	2,334,402
Trans. Sys., Ser. AA	5.250	06/15/41	1,000	1,156,710
Trans. Sys., Ser. AA	5.250	06/15/43	4,595	5,699,959
New Jersey Tpk. Auth. Rev.,
Ser. A	4.000	01/01/48	1,000	1,153,380

PGIM Muni High Income Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
New Jersey (cont’d.)
New Jersey Tpk. Auth. Rev., (cont’d.)
Ser. D, Rfdg.(hh)	5.000%	01/01/28	2,150	$2,658,497
South Jersey Transn. Auth. LLC, Rev.,
Ser. A	5.000	11/01/45	500	637,880
Ser. A, Rfdg.	5.000	11/01/39	750	846,090
Tob. Settlement Fing. Corp. Rev.,
Ser. A, Rfdg.	5.250	06/01/46	5,350	6,549,845
Sub. Ser. B, Rfdg.	5.000	06/01/46	7,000	8,332,730
				82,673,969
New York 6.4%
Brookhaven Loc. Dev. Corp. Rev., Jefferson’s Ferry Proj., Ser. A	4.000	11/01/45	500	518,925
Build NYC Resource Corp. Rev.,
Friends of Hellenic Classical Chrt. Sch., Inc., Ser. A, 144A(hh)	5.000	12/01/51	500	552,015
Pratt Paper, Inc. Proj., AMT, Rfdg., 144A	5.000	01/01/35	1,000	1,102,270
Erie Cnty. Tob. Asset Secur. Corp. Cap. Apprec. Rev.,
Asset Bkd., 1st Sub., Ser. B, CABS, Rfdg.	6.706(t)	06/01/47	5,000	879,950
Asset Bkd., 2nd Sub., Ser. C, CABS, Rfdg., 144A	7.125(t)	06/01/50	4,000	512,920
Glen Cove Loc. Econ. Asst. Corp. Rev.,
Garvies Pt. Impt. Proj., Ser. A	5.000	01/01/56	2,105	2,280,767
Garvies Pt. Impt. Proj., Ser. C, CABS (Convert to Fixed on 01/01/24)	0.000(cc)	01/01/55	1,000	1,039,450
Metropolitan Transn. Auth. Rev.,
Green Bond, Ser. C-1, Rfdg.	5.000	11/15/50	3,000	3,687,870
Green Bond, Ser. C-1, Rfdg.	5.250	11/15/55	3,000	3,746,760
Green Bond, Ser. D1	5.000	11/15/43	2,000	2,500,820

New York City Indl. Dev. Agcy. Rev., Yankee Stadium Proj. Pilot, Rfdg.	4.000	03/01/45	1,000	1,162,550
New York Liberty Dev. Corp. Rev.,
4 World Trade Center Proj., Rfdg.	5.750	11/15/51	1,750	1,820,753
Class 1-3 World Trade Ctr., Rfdg., 144A	5.000	11/15/44	5,000	5,426,000

New York State Envir. Facs. Corp. Rev., Draw Down Casella Wste. Sys. Inc. Proj., Ser. R-1, AMT, (Mandatory put date 09/02/25)	2.750(cc)	09/01/50	550	569,091
New York Trans. Dev. Corp. Rev.,
Delta Air Lines, Inc.-Laguardia Arpt. Terms. C&D Redev., AMT	4.000	01/01/36	1,475	1,629,167
Delta Air Lines, Inc.-Laguardia Arpt. Terms. C&D Redev., AMT	4.375	10/01/45	2,000	2,330,300

PGIM Muni High Income Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
New York (cont’d.)
New York Trans. Dev. Corp. Rev., (cont’d.)
Delta Air Lines, Inc.-Laguardia Arpt. Terms. C&D Redev., AMT	5.000%	01/01/26	2,000	$2,361,500
Delta Air Lines, Inc.-Laguardia Arpt. Terms. C&D Redev., AMT	5.000	01/01/31	1,000	1,201,310
Delta Air Lines, Inc.-Laguardia Arpt. Terms. C&D Redev., AMT	5.000	10/01/40	2,500	3,085,150
John F. Kennedy Int’l. Arpt. Proj., AMT, Rfdg.	5.250	08/01/31	1,000	1,159,250
John F. Kennedy Int’l. Arpt. Proj., AMT, Rfdg.	5.375	08/01/36	1,000	1,163,050
Laguardia Arpt., Term. B Redev., Ser. A, AMT	5.000	07/01/46	2,995	3,360,719
Laguardia Arpt., Term. B Redev., Ser. A, AMT	5.250	01/01/50	9,480	10,762,833

Port Auth. of NY & NJ Rev., Ser. 223, Rfdg., AMT(hh)	4.000	07/15/61	1,500	1,729,755
TSASC, Inc., Rev., Ser. A, Rfdg.	5.000	06/01/41	4,875	5,715,158
Yonkers Econ. Dev. Corp. Rev., Chrt. Sch. Edu. Excellence Proj., Ser. A	5.000	10/15/49	1,000	1,109,360
				61,407,693
North Carolina 0.5%
North Carolina Med. Care Commn. Rev.,
Pennybyrn at Maryfield Proj., Rfdg.	5.000	10/01/35	1,000	1,066,890
Pennybyrn at Maryfield Proj., Ser. A	5.000	10/01/50	750	826,012
The Presbyterian Homes Oblig. Grp., Ser. A	5.000	10/01/50	1,000	1,187,490

North Carolina Tpk. Auth. Rev., Ser. A, Rfdg.	5.000	07/01/51	1,250	1,419,525
				4,499,917
Ohio 4.2%
Akron Bath Copley Joint Township Hosp. Dist. Rev., Summa Hlth. Oblig. Grp. Hosp. Facs., Rfdg.	3.000	11/15/40	3,000	3,087,240
Buckeye Tob. Settlement Fing. Auth. Rev., Sr. Ser. B-2, Class 2, Rfdg.	5.000	06/01/55	12,850	14,978,346
Cuyahoga Cnty. Hosp. Rev.,
Metro Hlth. Sys., Rfdg.	5.000	02/15/52	575	649,192
Metro Hlth. Sys., Rfdg.	5.250	02/15/47	2,000	2,298,180
Metro Hlth. Sys., Rfdg.	5.500	02/15/57	6,540	7,572,077
Franklin Cnty. Hosp. Facs. Rev.,
Hlth. Corp., Ser. A	4.000	05/15/47	2,500	2,894,525
Nationwide Children’s Hosp. Proj., Ser. A	4.000	11/01/45	2,000	2,204,000

PGIM Muni High Income Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Ohio (cont’d.)

Lucas Cnty. Hosp. Rev., Promedica Healthcare, Ser. A, Rfdg. (Pre-refunded 11/15/21)(ee)	6.500%	11/15/37	875	$919,161
Middleburg Heights Hosp. Rev.,
Facs. Southwest Gen. Hlth. Ctr., Ser. 2011, Rfdg.	5.250	08/01/41	1,200	1,230,852
Southwest Gen. Hlth. Ctr., Ser. A, Rfdg.(hh)	4.000	08/01/41	2,005	2,327,545

Ohio Air Qlty. Dev. Auth. Rev., Pratt Paper OH LLC Proj., AMT, 144A	4.500	01/15/48	1,000	1,107,910
Ohio St. Pvt. Act. Rev., Portsmouth Bypass Proj., AMT	5.000	06/30/53	1,000	1,117,680
				40,386,708
Oklahoma 1.9%
Oklahoma St. Dev. Fin. Auth. Rev.,
OU Medicine Proj., Ser. B	5.250	08/15/48	1,455	1,713,655
OU Medicine Proj., Ser. B	5.500	08/15/52	7,530	8,973,727
OU Medicine Proj., Ser. B	5.500	08/15/57	4,950	5,890,253
St. Johns Hlth. Sys., Rfdg. (Pre-refunded 02/15/22)(ee)	5.000	02/15/42	300	315,225

Tulsa Cnty. Indl. Auth. Rev., Montereau, Inc. Proj., Rfdg.	5.250	11/15/45	1,000	1,061,000
				17,953,860
Oregon 0.2%
Multnomah Cnty. Hosp. Facs. Auth. Rev., Mirabella at South Waterfront, Ser. A., Rfdg.	5.400	10/01/44	1,000	1,068,290
Salem Hosp. Facs. Auth. Rev., Capital Manor, Inc., Rfdg.	6.000	05/15/42	1,000	1,039,330
				2,107,620
Pennsylvania 4.8%
Central Bradford Progress Auth. Rev., Guthrie Healthcare Sys., Rfdg. (Pre-refunded 12/01/21)(ee)	5.375	12/01/41	2,700	2,817,585
Chester Cnty. Indl. Dev. Auth. Rev., Renaissance Academy Chrt. Sch., Rfdg.	5.000	10/01/44	1,000	1,065,580
Geisinger Auth. Hlth. Sys. Rev., Ser. A-1	5.125	06/01/41	1,450	1,473,156
Moon Indl. Dev. Auth. Rev., Baptist Homes Society Oblig., Rfdg.	6.000	07/01/45	2,000	2,133,760

PGIM Muni High Income Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Pennsylvania (cont’d.)
Pennsylvania Comnwlth., Ser. A, COP, Rfdg.	4.000%	07/01/46	1,500	$1,684,275
Pennsylvania Econ. Dev. Fing. Auth. Rev.,
American Airlines Grp., Ser. B, Gty. Agmt.	8.000	05/01/29	490	483,326
Waste Mgmt., Inc. Proj., Rmkt., AMT, (Mandatory put date 05/03/21)	0.180(cc)	08/01/45	5,000	4,999,750
Pennsylvania Tpk. Commn. Rev.,
Ser. A-1	5.000	12/01/46	3,950	4,758,091
Sub., Ser. A	4.000	12/01/50	1,000	1,170,150
Sub., Ser. A	5.500	12/01/42	1,500	1,869,120
Sub., Ser. A	5.500	12/01/46	1,740	2,207,347
Sub., Ser. A-1	5.000	12/01/46	2,000	2,354,740
Sub., Ser. B-1	5.250	06/01/47	2,000	2,492,280
Philadelphia Auth. for Indl. Dev. Rev.,
First Philadelphia Preparatory Chrt., Ser. A, Rfdg.	7.250	06/15/43	2,000	2,269,320
Gtr. Philadelphia Hlth Action, Rfdg.	6.625	06/01/50	2,795	2,997,554
Mariana Bracetti Academy (Pre-refunded 12/15/21)(ee)	7.625	12/15/41	2,000	2,131,300
New Fndtn. Chrt. Sch. Proj., (Pre-refunded 12/15/22)(ee)	6.625	12/15/41	1,000	1,122,000
String Theory Chrt. Sch. Proj., Rfdg., 144A	5.000	06/15/50	1,000	1,127,230

Philadelphia Hosp. & Higher Ed. Facs. Auth. Rev., Temple Univ. Hlth. Sys., Ser. A	5.625	07/01/42	6,750	7,013,318
				46,169,882
Puerto Rico 6.8%
Puerto Rico Comnwlth. Aqueduct & Swr. Auth. Rev.,
Aqueduct & Swr. Auth., Sr. Lien, Ser. A	4.000	07/01/22	2,535	2,621,469
Aqueduct & Swr. Auth., Sr. Lien, Ser. A	4.250	07/01/25	1,285	1,362,730
Aqueduct & Swr. Auth., Sr. Lien, Ser. A	5.000	07/01/33	2,780	2,929,925
Aqueduct & Swr. Auth., Sr. Lien, Ser. A	5.125	07/01/37	155	163,995
Aqueduct & Swr. Auth., Sr. Lien, Ser. A	5.250	07/01/42	1,250	1,321,775
Aqueduct & Swr. Auth., Sr. Lien, Ser. A	5.750	07/01/37	1,375	1,465,021
Aqueduct & Swr. Auth., Sr. Lien, Ser. A	6.000	07/01/47	1,170	1,249,490
Sr. Lien, Ser. A, Rfdg., 144A	5.000	07/01/35	5,000	6,161,000
Sr. Lien, Ser. A, Rfdg., 144A	5.000	07/01/47	5,000	5,973,600
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.,
Restructured Ser. A-1	4.750	07/01/53	5,671	6,346,926
Restructured Ser. A-1	5.000	07/01/58	12,364	14,041,301
Restructured Ser. A-1, CABS	3.655(t)	07/01/46	18,766	5,934,748

PGIM Muni High Income Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Puerto Rico (cont’d.)
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev., (cont’d.)
Restructured Ser. A-1, CABS	3.785%(t)	07/01/51	16,834	$3,824,853
Ser. A-2	4.329	07/01/40	10,500	11,606,385
				65,003,218
Rhode Island 0.5%
Tob. Settlement Fing. Corp. Rev., Ser. A, Rfdg.	5.000	06/01/40	4,350	5,011,026
South Carolina 0.8%
Berkeley Cnty. Spl. Assmt., Nexton Impt. Dist.	4.375	11/01/49	1,000	1,098,430
South Carolina Prt. Auth. Rev.,
AMT	4.000	07/01/45	1,500	1,628,550
AMT	4.000	07/01/55	2,000	2,276,720

South Carolina St. Pub. Svc. Auth. Rev., Ser. E, Rfdg.	5.250	12/01/55	2,500	3,001,975
				8,005,675
South Dakota 0.2%
South Dakota Hlth. & Edl. Facs. Auth. Rev., Monument Hlth., Ser. A, Rfdg.	4.000	09/01/50	1,500	1,736,295
Tennessee 0.6%
Knox Cnty. Hlth. Edl. & Hsg. Facs. Brd. Rev., East Tennessee Children’s Hosp., Rfdg.	4.000	11/15/48	2,000	2,286,080
Metropolitan Govt. Nashville & Davidson Cnty. Hlth. & Edl. Facs. Brd. Rev., Impt. Blakeford at Green Hills, Rfdg. (Pre-refunded 07/01/22)(ee)	5.000	07/01/37	850	908,879
Shelby Cnty. Hlth. Edl. & Hsg. Facs. Brd. Rev., Germantown Village, Rfdg. (Pre-refunded 12/01/22)(ee)	5.250	12/01/42	1,100	1,202,333
Tennessee Energy Acquisition Corp. Gas Rev., Ser. C	5.000	02/01/22	1,000	1,045,310
				5,442,602

PGIM Muni High Income Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Texas 7.6%
Arlington Higher Ed. Fin. Corp. Rev., Wayside Schs., Ser. A	4.625%	08/15/46	1,050	$1,054,190
Bexar Cnty. Hlth. Facs. Dev. Corp. Rev., Army Retmnt. Residence Fndt., Rfdg.	5.000	07/15/41	1,250	1,329,850
Central Tex. Regl. Mobility Auth. Rev.,
Sr. Lien, Ser. A	5.000	01/01/45	1,000	1,148,110
Sub., Rfdg.	4.000	01/01/41	1,100	1,193,148
Clifton Higher Ed. Fin. Corp. Rev.,
Idea Pub. Sch.	5.000	08/15/42	1,000	1,056,760
Idea Pub. Sch.	6.000	08/15/43	1,000	1,113,300

Decatur Hosp. Auth. Rev., Wise Regl. Hlth. Sys., Ser. A, Rfdg.	5.250	09/01/44	1,370	1,513,795
Grand Parkway Transn. Corp. Rev., First Tier Toll, Ser. A	5.125	10/01/43	2,000	2,217,160
Gulf Coast Wste. Disp. Auth. Rev.,
Exxon Proj., Rfdg., FRDD (Mandatory put date 02/01/21)	0.010(cc)	10/01/24	600	600,000
ExxonMobil Corp. Proj., FRDD (Mandatory put date 02/01/21)	0.030(cc)	09/01/25	1,150	1,150,000
ExxonMobil Corp. Proj., FRDD (Mandatory put date 02/01/21)	0.030(cc)	12/01/25	15,530	15,530,000
ExxonMobil Corp. Proj., FRDD (Mandatory put date 02/01/21)	0.030(cc)	06/01/30	700	700,000
ExxonMobil Corp. Proj., Ser. A, FRDD (Mandatory put date 02/01/21)	0.030(cc)	06/01/30	3,810	3,810,000
Houston Arpt. Sys. Rev.,
Ser. B-1, AMT	5.000	07/15/35	2,000	2,155,900
Spl. Facs. Cont. Airlines, Inc., Ser. A, AMT, Rfdg.	6.625	07/15/38	1,500	1,533,735
Sub. Lien, Ser. A, AMT, Rfdg. (Pre-refunded 07/01/21)(ee)	5.000	07/01/25	250	254,833
Sub. Lien, Ser. A, AMT, Rfdg. (Pre-refunded 07/01/22)(ee)	5.000	07/01/32	1,000	1,065,460
United Airlines, Inc., AMT, Rfdg.	5.000	07/15/27	500	583,790

Houston Higher Ed. Fin. Corp., Higher Ed. Rev., Cosmos Fndtn., Inc., Ser. A	5.000	02/15/42	1,250	1,293,050
Kerryville Hlth. Facs. Dev. Corp. Rev., Peterson Regl. Med. Ctr. Proj., Rfdg.	5.000	08/15/35	3,000	3,537,420
Lower Neches Valley Auth. Indl. Dev. Corp. Rev.,
ExxonMobil Corp. Proj., Ser. B, Rfdg., FRDD (Mandatory put date 02/01/21)	0.030(cc)	11/01/29	2,360	2,360,000
ExxonMobil Proj., FRDD (Mandatory put date 02/01/21)	0.010(cc)	11/01/38	680	680,000

PGIM Muni High Income Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Texas (cont’d.)
Matagorda Cnty. Nav. Dist. No. 1, Poll. Ctrl. Rev.,
AEP Tex. Central Co. Proj., Ser. B-1, Rfdg.	4.000%	06/01/30	1,000	$1,069,800
AEP Tex. Central Co. Proj., Ser. B-2, Rfdg.	4.000	06/01/30	1,800	1,928,142

Mission Econ. Dev. Corp. Rev., Natgosoline Proj., Sr. Lien, AMT, Rfdg., 144A	4.625	10/01/31	2,000	2,138,100
New Hope Cultural Ed. Facs. Fin. Corp. Rev.,
Jubilee Academic Ctr., Ser. A, Rfdg., 144A	4.000	08/15/26	1,375	1,382,714
Jubilee Academic Ctr., Ser. A, Rfdg., 144A	5.000	08/15/46	2,000	2,011,920
MRC Crestview, Rfdg.	5.000	11/15/46	1,150	1,207,511
North Tex. Twy. Auth. Rev.,
Rfdg.	5.000	01/01/48	1,250	1,535,062
Second Tier, Ser. A, Rfdg.	4.000	01/01/38	2,000	2,222,940

Port Beaumont Navigation Dist. Rev., Jefferson Gulf Coast, AMT, Rfdg., 144A	4.000	01/01/50	2,000	2,071,980
Pottsboro Higher Ed. Fin. Corp. Rev., Ser. A	5.000	08/15/46	1,000	1,056,180
Tarrant Cnty. Cultural Ed. Facs. Fin. Corp. Rev.,
Barton Creek Sr. Living Ctr., Rfdg.	5.000	11/15/40	1,100	1,199,913
Trinity Terrace Proj., Ser. A-1, Rfdg.	5.000	10/01/44	1,000	1,061,740

Texas Mun. Gas Acq. & Sply. Corp., Gas Sply. Rev., Corp. I, Sr. Lien, Ser. A	5.250	12/15/26	4,100	5,093,635
Texas Priv. Activity Surface Transn. Corp. Rev.,
LBJ Infrastructure Grp. LLC, Ser. A, Rfdg.	4.000	06/30/40	500	580,870
Sr. Lien, NTE Mobility Partners, AMT, Ser. 3A & 3B	6.750	06/30/43	500	574,880
Sr. Lien, NTE Mobility Partners, AMT, Ser. 3A & 3B	7.000	12/31/38	1,500	1,738,320
				72,754,208
Utah 0.2%
Salt Lake City Corp. Arpt. Rev., Ser. A, AMT	5.000	07/01/47	1,100	1,304,347
Utah Cnty. Hosp. Rev., IHC Hlth. Svcs. Inc., Ser. A	4.000	05/15/43	510	612,648
				1,916,995
Virginia 1.8%
City of Chesapeake Expressway Toll Road Rev., Transn. Sys., Sr. Ser. B, CABS, Rfdg. (Convert to Fixed on 07/15/23)	0.000(cc)	07/15/40	1,000	1,071,230
Mosaic District Cmnty. Dev. Auth. Spl. Assmt., Ser. A	6.875	03/01/36	1,250	1,256,775

PGIM Muni High Income Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Virginia (cont’d.)
Norfolk Econ. Dev. Auth. Rev., Sentara Healthcare, Ser. B, Rfdg.	4.000%	11/01/48	2,000	$2,328,180
Virginia Small Bus. Fing. Auth. Rev.,
National Sr. Campuses, Inc., Rfdg.	4.000	01/01/51	1,750	1,934,240
Sr. Lien, Elizabeth River Crossings OpCo LLC Proj.	5.250	01/01/32	2,055	2,192,295
Sr. Lien, Elizabeth River Crossings OpCo LLC Proj.	5.500	01/01/42	3,000	3,204,630
Sr. Lien, Express Lanes LLC Proj.	5.000	01/01/40	4,780	4,978,752
				16,966,102
Washington 1.2%
Port of Seattle Indl. Dev. Corp. Rev., Spl. Facs., Delta Airlines, AMT, Rfdg.	5.000	04/01/30	1,000	1,029,510
Skagit Cnty. Pub. Hosp. Dist. No. 1 Rev., Skagit Valley Hosp., Ser. A, Rfdg.	5.000	12/01/37	3,000	3,250,110
Tob. Settlement Auth. Wash. Rev., Rfdg.	5.250	06/01/32	1,160	1,179,917
Washington St. Healthcare Facs. Auth. Rev.,
Overlake Hosp. Med. Ctr., Rfdg.	5.000	07/01/38	1,100	1,263,163
Overlake Hosp. Med. Ctr., Ser. A	4.000	07/01/42	2,500	2,841,575

Washington St. Hsg. Fin. Comm. Rev., Rockwood Retmnt. Cmnty. Proj., Ser. A, Rfdg., 144A	7.375	01/01/44	2,000	2,172,060
				11,736,335
West Virginia 0.2%
West Virginia Hosp. Fin. Auth. Rev., Cabell Huntington Hosp. Oblig. Grp., Ser. A, Rfdg.	4.125	01/01/47	1,500	1,697,325
Wisconsin 1.6%
Pub. Fin. Auth. Rev.,
Bancroft Neurohealth Proj., Ser. A, 144A	5.125	06/01/48	1,000	1,072,090
Corvian Cmnty. Sch., Ser. A, 144A	5.000	06/15/49	1,000	1,025,040
Corvian Cmnty. Sch., Ser. A, 144A	5.125	06/15/47	2,000	2,042,060
Mountain Island Chrt. Sch., Ser. L, Rfdg.	5.000	07/01/47	1,000	1,087,700
Senior-MD Proton Treatment Ctr., Ser. A-1, 144A	6.250	01/01/38	1,750	1,555,435
Senior-MD Proton Treatment Ctr., Ser. A-1, 144A	6.375	01/01/48	3,000	2,523,030
Sr. Oblig. Grp., Ser. B, AMT, Rfdg.	5.000	07/01/42	1,500	1,567,335
Sr. Oblig. Grp., Ser. B, AMT, Rfdg.	5.250	07/01/28	1,000	1,063,910
Wonderful Fndtn. Chrt. Sch. Port., Ser. A-1, 144A	5.000	01/01/55	1,600	1,659,888

PGIM Muni High Income Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Wisconsin (cont’d.)

Wisconsin St. Hlth. & Edl. Facs. Auth. Rev., Ascension Hlth. Alliance Sr. Credit Grp., Ser. B-1, Rmkt., Rfdg.	4.000%	11/15/43	1,500	$1,738,965
				15,335,453

TOTAL INVESTMENTS 99.4% (cost $867,029,242)				954,713,473
Other assets in excess of liabilities 0.6%				5,745,291

Net Assets 100.0%				$960,458,764

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
AGM—Assured Guaranty Municipal Corp.
AMT—Alternative Minimum Tax
CABS—Capital Appreciation Bonds
CDD—Community Development District
COP—Certificates of Participation
FRDD—Floating Rate Daily Demand Note
GO—General Obligation
LP—Limited Partnership

#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $483,800 and 0.1% of net assets.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of January 31, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ee)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash, a guaranteed investment contract and /or U.S. guaranteed obligations.
(hh)	When-issued security.
(t)	Represents zero coupon. Rate quoted represents effective yield at January 31, 2021.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).